Nature of Operations (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Nature of Operations
Nature of Operations
1. Nature of Operations
Passage Bio, Inc., or the Company, a Delaware corporation incorporated in July 2017, is a clinical stage genetic medicines company focused on improving the lives of patients with neurodegenerative diseases. The Company’s primary focus is the development and advancement of cutting-edge, one-time therapies designed to target critical underlying pathology in these conditions. The Company’s lead clinical product candidate is PBFT02 for the treatment of frontotemporal dementia, or FTD, caused by progranulin deficiency, or FTD-GRN, which seeks to elevate progranulin levels to restore lysosomal function and slow disease progression.

1. Nature of Operations
Passage Bio, Inc., or the Company, a Delaware corporation incorporated in July 2017, is a clinical stage genetic medicines company focused on improving the lives of patients with neurodegenerative diseases. The Company’s primary focus is the development and advancement of cutting-edge, one-time therapies designed to target critical underlying pathology in these conditions. The Company’s lead clinical product candidate is PBFT02 for the treatment of frontotemporal dementia, or FTD, caused by progranulin deficiency, or FTD-GRN, which seeks to elevate progranulin levels to restore lysosomal function and slow disease progression.